Stock Based Compensation (Summary of Stock Acquisition Rights Transactions) (Detail) - Mar. 31, 2015 - MUFG, BTMU, MUTB, MUSHD and MUMSS Stock Acquisition Right [Member] - JPY (¥)
¥ / shares in Units, ¥ in Millions
Total
Stock-Based Compensation [Line Items]
Number of shares, Outstanding, Beginning of fiscal year	21,039,900
Number of shares, Outstanding, Granted	3,019,400
Number of shares, Outstanding, Exercised	(4,827,400)
Number of shares, Outstanding, Forfeited or Expired	(61,500)
Number of shares, Outstanding, End of fiscal year	19,170,400
Number of shares, Exercisable, End of fiscal year
Weighted-average exercise price, Outstanding, Beginning of fiscal year	¥ 1
Weighted-average exercise price, Outstanding, Granted	1
Weighted-average exercise price, Outstanding, Exercised	1
Weighted-average exercise price, Outstanding, Forfeited or Expired	1
Weighted-average exercise price, Outstanding, End of fiscal year	¥ 1
Weighted-average exercise price, Exercisable, End of fiscal year
Weighted-average remaining contractual term, Outstanding, in years, End of fiscal year	26 years 10 months 21 days
Weighted-average remaining contractual term, Exercisable, in years, End of fiscal year
Aggregate intrinsic value, Outstanding, End of fiscal year	¥ 14,238
Aggregate intrinsic value, Exercisable, End of fiscal year